Income Tax (Schedule of Unrecognized Tax Benefits Roll Forward) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits Beginning Balance	$ 102	$ 198	$ 214
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	174	14	11
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1	2	20
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(4)	(3)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(14)	(17)	(35)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(1)	(4)	0
Unrecognized tax benefits, foreign-currency translation adjustments	0	(5)	(9)
Unrecognized Tax Benefits, Deconsolidation of ResCap or Discontinued Operations	0	(82)	0
Unrecognized Tax Benefits Ending Balance	$ 262	$ 102	$ 198